ALLIANCE
                              --------------------
                               VARIABLE PRODUCTS
                              --------------------
                                  SERIES FUND
                              --------------------
                                GROWTH INVESTORS
                              --------------------
                                   PORTFOLIO

                                 Annual Report

                               December 31, 2000

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

GROWTH INVESTORS PORTFOLIO
TEN LARGEST HOLDINGS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 6,900,428                   47.5%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28               892,404                    6.1
--------------------------------------------------------------------------------
Citigroup, Inc.                                  372,756                    2.6
--------------------------------------------------------------------------------
Schering-Plough Corp.                            351,850                    2.4
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.             325,350                    2.2
--------------------------------------------------------------------------------
AstraZeneca Group Plc                            311,882                    2.1
--------------------------------------------------------------------------------
Pfizer, Inc.                                     296,700                    2.1
--------------------------------------------------------------------------------
United Technologies Corp.                        275,188                    1.9
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                         242,000                    1.7
--------------------------------------------------------------------------------
American International Group, Inc.               235,269                    1.6
--------------------------------------------------------------------------------
                                             $10,203,827                   70.2%
--------------------------------------------------------------------------------

GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-41.9%
UNITED STATES
   INVESTMENTS-30.3%
FINANCE-6.2%
BANKING - REGIONAL-1.1%
BankAmerica Corp. .....................                3,500         $   160,562
                                                                     -----------
INSURANCE-1.6%
American International Group,
   Inc. ...............................                2,387             235,269
                                                                     -----------
MISCELLANEOUS-3.5%
Citigroup, Inc. .......................                7,300             372,756
MBNA Corp. ............................                3,700             136,669
                                                                     -----------
                                                                         509,425
                                                                     -----------
                                                                         905,256
                                                                     -----------
HEALTH CARE-4.5%
DRUGS-4.5%
Pfizer, Inc. ..........................                6,450             296,700
Schering-Plough Corp. .................                6,200             351,850
                                                                     -----------
                                                                         648,550
                                                                     -----------
CONSUMER SERVICES-4.0%
BROADCASTING & CABLE-0.8%
AT&T Corp. - Liberty Media
   Group Series A (a) .................                8,000             108,500
                                                                     -----------
ENTERTAINMENT &
   LEISURE-0.9%
Harley-Davidson, Inc. .................                1,300              51,675
Time Warner, Inc. .....................                1,600              83,584
                                                                     -----------
                                                                         135,259
                                                                     -----------
RETAIL - GENERAL
   MERCHANDISE-2.3%
Home Depot, Inc. ......................                3,250             148,484
Wal-Mart Stores, Inc. .................                3,600             191,250
                                                                     -----------
                                                                         339,734
                                                                     -----------
                                                                         583,493
                                                                     -----------
MULTI-INDUSTRY
   COMPANIES-3.5%
Honeywell International,
   Inc. ...............................                4,000             189,250
Minnesota Mining &
   Manufacturing Co. ..................                2,700             325,350
                                                                     -----------
                                                                         514,600
                                                                     -----------
TECHNOLOGY-3.2%
COMMUNICATION
   EQUIPMENT-0.3%
Lucent Technologies, Inc. .............                3,100              41,850
                                                                     -----------
COMPUTER HARDWARE-0.8%
Dell Computer Corp. (a) ...............                2,200              38,363
Hewlett-Packard Co. ...................                2,500              78,906
                                                                     -----------
                                                                         117,269
                                                                     -----------
COMPUTER SOFTWARE-0.5%
Microsoft Corp. (a) ...................                1,700              73,737
                                                                     -----------
NETWORKING
   SOFTWARE-0.6%
Cisco Systems, Inc. (a) ...............                2,300              87,975
                                                                     -----------
SEMI-CONDUCTOR
   COMPONENTS-1.0%
Altera Corp. (a) ......................                2,800              73,675
Intel Corp. ...........................                2,300              69,144
                                                                     -----------
                                                                         142,819
                                                                     -----------
                                                                         463,650
                                                                     -----------
CONSUMER STAPLES-3.1%
RETAIL - FOOD & DRUG-1.4%
Kroger Co. (a) ........................                7,800             211,088
                                                                     -----------
TOBACCO-1.7%
Philip Morris Cos., Inc. ..............                5,500             242,000
                                                                     -----------
                                                                         453,088
                                                                     -----------
CAPITAL GOODS-1.9%
MISCELLANEOUS-1.9%
United Technologies Corp. .............                3,500             275,188
                                                                     -----------
BASIC INDUSTRY-1.8%
CHEMICALS-0.6%
Union Carbide Corp. ...................                1,550              83,409
                                                                     -----------
MINING & METALS-1.2%
Alcoa, Inc. ...........................                5,500             184,250
                                                                     -----------
                                                                         267,659
                                                                     -----------
ENERGY-1.7%
DOMESTIC
   INTEGRATED-0.4%
Kerr-McGee Corp. ......................                  900              60,244
                                                                     -----------
INTERNATIONAL-0.4%
Chevron Corp. .........................                  600              50,663
                                                                     -----------
OIL SERVICE-0.9%
Halliburton Co. .......................                1,500              54,375
Noble Drilling Corp. (a) ..............                1,800              78,187
                                                                     -----------
                                                                         132,562
                                                                     -----------
                                                                         243,469
                                                                     -----------
UTILITIES-0.4%
TELEPHONE-0.4%
AT&T Corp. ............................                  300               5,194
WorldCom, Inc. (a) ....................                3,650              51,328
                                                                     -----------
                                                                          56,522
                                                                     -----------
Total United States Investments
   (cost $4,488,946) ..................                                4,411,475
                                                                     -----------
FOREIGN
   INVESTMENTS-11.6%
AUSTRALIA-0.1%
Woodside Petroleum, Ltd. ..............                1,100               9,025
                                                                     -----------
CANADA-0.4%
Nortel Networks Corp. .................                2,000              64,125
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                    Shares or
                                                    Principal
                                                      Amount
Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
FINLAND-0.3%
Nokia AB Corp. (b) ....................                  250         $    11,150
UPM-Kymmene Oyj (b) ...................                  780              26,770
                                                                     -----------
                                                                          37,920
                                                                     -----------
FRANCE-1.5%
Alcatel (a)(b) ........................                  400              22,724
BNP Paribas, SA (b) ...................                  760              66,725
Carrefour, SA (b) .....................                  350              21,987
Sanofi-Synthelabo, SA (b) .............                  670              44,668
STMicroelectronics NV (b) .............                  630              27,508
Total Fina Elf, SA (b) ................                  260              38,672
                                                                     -----------
                                                                         222,284
                                                                     -----------
HONG KONG-0.1%
Beijing Enterprise Holdings,
   Ltd. ...............................               17,000              15,475
                                                                     -----------
IRELAND-0.2%
CRH Plc (b) ...........................                1,700              31,639
                                                                     -----------
ITALY-0.8%
Alleanza Assicurazioni (b) ............                5,240              83,499
UniCredito Italiano SpA (b) ...........                5,400              28,243
                                                                     -----------
                                                                         111,742
                                                                     -----------
JAPAN-1.9%
Bank of Fukuoka, Ltd. (b) .............                4,000              17,075
Banyu Pharmaceutical Co.,
   Ltd. (b) ...........................                1,000              22,612
Canon, Inc. (b) .......................                1,000              34,990
Fast Retailing Co., Ltd. (b) ..........                  200              39,153
Kao Corp. (b) .........................                1,000              29,041
NTT Docomo, Inc. (b) ..................                    1              17,232
Omron Corp. (b) .......................                1,000              20,775
Sankyo Co., Ltd. (b) ..................                  800              20,644
Takeda Chemical Industries,
   Ltd. (b) ...........................                1,000              59,132
THK Co., Ltd. (b) .....................                  500              10,672
                                                                     -----------
                                                                         271,326
                                                                     -----------
NETHERLANDS-0.7%
ING Groep NV (b) ......................                  797              63,672
Koninklijke (Royal) Philips
   Electronics NV (a)(b) ..............                  944              34,588
                                                                     -----------
                                                                          98,260
                                                                     -----------
SOUTH KOREA-0.2%
Samsung Electronics Co., Ltd. .........
   (GDR) (c) ..........................                  320              22,880
                                                                     -----------
SPAIN-0.4%
Banco Bilbao Vizcaya
   Argentaria, SA (b) .................                2,710              40,333
Repsol, SA (b) ........................                  430               6,872
Telefonica, SA (a)(b) .................                1,080              17,849
                                                                     -----------
                                                                          65,054
                                                                     -----------
SWEDEN-0.2%
Securitas AB Series B .................                1,040              19,282
Telefonaktiebolaget LM
   Ericsson AB Series B (a) ...........                1,350              15,375
                                                                     -----------
                                                                          34,657
                                                                     -----------
SWITZERLAND-0.3%
ABB, Ltd. .............................                  361              38,474
                                                                     -----------
UNITED KINGDOM-4.5%
AstraZeneca Group Plc (b) .............                6,180             311,882
BP Amoco Plc (b) ......................                4,380              35,367
   ADR ................................                1,500              71,812
British Aerospace Plc (b) .............                3,329              19,015
CGNU Plc (b) ..........................                4,495              72,725
Dixons Group Plc (b) ..................                5,510              18,456
GlaxoSmithKline Plc (b) ...............                  776              21,931
Reuters Group Plc (b) .................                2,460              41,677
Vodafone Group Plc (b) ................               17,207              63,166
                                                                     -----------
                                                                         656,031
                                                                     -----------
Total Foreign Investments
   (cost $1,788,244) ..................                                1,678,892
                                                                     -----------
Total Common Stocks
   (cost $6,277,190) ..................                                6,090,367
                                                                     -----------
DEBT OBLIGATIONS-53.6%
U.S. GOVERNMENT
   OBLIGATIONS-53.6%
U.S. Treasury Bond
   5.50%, 8/15/28 .....................          $       900             892,404
U.S. Treasury Notes
   3.875%, 1/15/09 (d) ................                1,591           1,604,393
   4.75%, 2/15/04 .....................                1,100           1,086,591
   4.75%, 11/15/08 ....................                  400             388,936
   5.75%, 8/15/10 .....................                1,100           1,152,767
   6.50%, 8/31/01 .....................                1,400           1,406,776
   6.50%, 2/15/10 .....................                  500             547,030
   6.875%, 5/15/06 ....................                  660             713,935

Total Debt Obligations
   (cost $7,606,134) ..................                                7,792,832
                                                                     -----------
SHORT-TERM
   INVESTMENT-4.4%
TIME DEPOSIT-4.4%
State Street Euro Dollar
   6.00%, 1/02/01
   (amortized cost $639,000) ..........                  639             639,000
                                                                     -----------

GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENT
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                                    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.9%
   (cost $14,522,324) .................                              $14,522,199
Other assets less
   liabilities-0.1% ...................                                   13,959
                                                                     -----------
NET ASSETS-100% .......................                              $14,536,158
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Securities, or portion thereof, with an aggregate market value of $1,422,444 have been segregated to collateralize forward exchange currency contracts.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to qualified buyers. At December 31, 2000, the aggregate market value of this security amounted to $22,880 or 0.2% of net assets.

(d)   Treasury Inflation Protection Securities.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      See Notes to Financial Statements.

GROWTH INVESTORS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investment in securities, at value (cost $14,522,324) ........        $ 14,522,199
   Cash .........................................................                  47
   Foreign cash, at value (cost $98) ............................                  97
   Dividends and interest receivable ............................             150,980
   Receivable for investment securities sold ....................                 316
                                                                         ------------
   Total assets .................................................          14,673,639
                                                                         ------------

LIABILITIES
   Payable for capital stock redeemed ...........................              58,332
   Unrealized depreciation of forward exchange currency contracts              37,683
   Advisory fee payable .........................................               8,471
   Payable for investment securities purchased ..................               3,645
   Accrued expenses .............................................              29,350
                                                                         ------------
   Total liabilities ............................................             137,481
                                                                         ------------
NET ASSETS ......................................................        $ 14,536,158
                                                                         ============

COMPOSITION OF NET ASSETS
   Capital stock, at par ........................................        $      1,130
   Additional paid-in capital ...................................          12,880,397
   Undistributed net investment income ..........................             559,572
   Accumulated net realized gain on investments .................           1,132,978
   Net unrealized depreciation of investments
   and foreign currency denominated assets
     and liabilities ............................................             (37,919)
                                                                         ------------
                                                                         $ 14,536,158
                                                                         ============
Class A Shares
   Net assets ...................................................        $ 14,536,158
                                                                         ============
   Shares of capital stock outstanding ..........................           1,129,546
                                                                         ============
   Net asset value per share ....................................        $      12.87
                                                                         ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

GROWTH INVESTORS PORTFOLIO
STATEMENT OF OPERATIONS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ................................................        $   492,810
   Dividends (net of foreign taxes withheld of $5,629) .....             96,792
                                                                    -----------
   Total investment income .................................            589,602
                                                                    -----------
EXPENSES
   Advisory fee ............................................            125,404
   Custodian ...............................................            108,492
   Administrative ..........................................             66,000
   Audit and legal .........................................             19,975
   Printing ................................................              5,386
   Directors' fees .........................................              1,480
   Transfer agency .........................................              1,014
   Miscellaneous ...........................................              3,664
                                                                    -----------
   Total expenses ..........................................            331,415
   Less: expenses waived and reimbursed ....................           (172,569)
                                                                    -----------
   Net expenses ............................................            158,846
                                                                    -----------
   Net investment income ...................................            430,756
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions ............          1,213,786
   Net realized gain on foreign currency transactions ......            130,753
   Net change in unrealized appreciation/depreciation of:
     Investments ...........................................         (2,122,415)
     Foreign currency denominated assets and liabilities ...            (33,878)
                                                                    -----------
   Net loss on investments and foreign currency transactions           (811,754)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................        $  (380,998)
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

GROWTH INVESTORS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                                Year Ended            Year Ended
                                                                                December 31,         December 31,
                                                                                   2000                  1999
                                                                                ------------         ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...............................................        $    430,756         $    424,306
   Net realized gain on investments and foreign currency transactions ..           1,344,539            3,490,765
   Net change in unrealized appreciation/depreciation of investments and
     foreign currency denominated assets and liabilities ...............          (2,156,293)          (1,001,854)
                                                                                ------------         ------------
   Net increase (decrease) in net assets from operations ...............            (380,998)           2,913,217
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...........................................................            (373,465)            (322,580)
   Net realized gain on investments
     Class A ...........................................................          (3,603,486)          (1,494,582)
CAPITAL STOCK TRANSACTIONS
   Net decrease ........................................................             (34,919)          (3,195,501)
                                                                                ------------         ------------
   Total decrease ......................................................          (4,392,868)          (2,099,446)
NET ASSETS
   Beginning of period .................................................          18,929,026           21,028,472
                                                                                ------------         ------------
   End of period (including undistributed net investment income of
     $559,572 and $371,528, respectively) ..............................        $ 14,536,158         $ 18,929,026
                                                                                ============         ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

GROWTH INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2000                         Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Growth Investors Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve the highest total return consistent with what Alliance Capital Management L.P., considers to be reasonable risk. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of December 31, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Quasar Portfolio, Technology Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts

                                          Alliance Variable Products Series Fund
================================================================================

actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to tax treatment of foreign currency transactions, resulted in a net increase in undistributed net investment income and a corresponding decrease in accumulated net realized gain on investments. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the year ended December 31, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the year ended December 31, 2000, such waivers/reimbursements amounted to $172,569.

Brokerage commissions paid on investment transactions for the year ended December 31, 2000, amounted to $24,996. For the period from January 1, 2000 to October 31, 2000, no commission was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser (whose affiliation ended on November 2, 2000), nor to DLJ directly. Effective October 2, 2000, Sanford C. Bernstein & Co. LLC ("SCB") became an affiliate of the Adviser. For the period from October 2, 2000 to December 31, 2000, no brokerage commission was paid to SCB directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the year ended December 31, 2000, the Fund paid a total of $18,000 which was allocated evenly among the Portfolios.

GROWTH INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE C: Distribution Plan

The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2000, were as follows:

Purchases:
Stocks and debt obligations .............................             $7,365,670
U.S. government and agencies ............................              1,736,328
Sales:
Stocks and debt obligations .............................            $10,619,615
U.S. government and agencies ............................              1,297,478

At December 31, 2000, the cost of investments for federal income tax purposes was $14,598,176. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ............................            $ 859,881
Gross unrealized depreciation ............................             (935,858)
Net unrealized depreciation ..............................            $ (75,977)

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $201,490 and net foreign currency losses of $40,654 during the fiscal year.

1. FORWARD EXCHANGE CURRENCY CONTRACTS

All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

                                          Alliance Variable Products Series Fund
================================================================================

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At December 31, 2000, the Portfolio had outstanding forward exchange currency contracts as follows:

                                            Contract   U.S. $ Value on     U.S. $       Unrealized
                                             Amount      Origination       Current      Appreciation
                                              (000)          Date           Value      (Depreciation)
                                            --------   ---------------     -------     --------------
Forward Exchange Currency
Buy Contracts
Euro, settling 3/01/01 ............              94        $ 87,693        $ 88,881        $  1,188
Euro, settling 3/01/01 ............             210         187,300         197,557          10,257
Pound Sterling, settling 2/14/01 ..               6           8,700           8,960             260
Japanese Yen, settling 2/14/01 ....          46,620         424,900         410,873         (14,027)
Japanese Yen, settling 2/14/01 ....           4,990          43,847          43,976             129

Forward Exchange Currency
Sale Contracts
Euro, settling 3/01/01 ............             874         754,746         822,874         (68,128)
Pound Sterling, settling 2/14/01 ..             250         358,232         374,474         (16,242)
Japanese Yen, settling 2/14/01 ....          81,068         763,349         714,469          48,880
                                                                                           --------
                                                                                           $(37,683)
                                                                                           ========

2. Option Transactions

For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the year ended December 31, 2000.

GROWTH INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. The Portfolio had no Class B shares outstanding during the year ended December 31, 2000. Transactions in capital stock were as follows:

                                        -------------------------------         -------------------------------
                                                    SHARES                                   AMOUNT
                                        -------------------------------         -------------------------------
                                         Year Ended          Year Ended          Year Ended          Year Ended
                                        December 31,        December 31,        December 31,        December 31,
                                           2000                1999                2000                1999
                                        -----------         -----------         -----------         -----------
CLASS A
Shares sold ....................             24,391              55,821         $   360,722         $   920,155
Shares issued in reinvestment of
   dividends and distributions .            301,284             121,063           3,976,950           1,817,162
Shares redeemed ................           (300,919)           (360,186)         (4,372,591)         (5,932,818)
                                        -----------         -----------         -----------         -----------
Net increase (decrease) ........             24,756            (183,302)        $   (34,919)        $(3,195,501)
                                        ===========         ===========         ===========         ===========

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2000.

--------------------------------------------------------------------------------

NOTE H: Substitution

On December 27, 2000, the Securities and Exchange Commission granted an order pursuant to Section 26(b) of the Investment Company Act of 1940, permitting the Portfolio's insurance company separate account shareholders to substitute shares of the Fund's Total Return Portfolio for shares of the Portfolio. Acting on instructions from the shareholders, the Portfolio redeemed all outstanding shares on February 26, 2001 for cash.

GROWTH INVESTORS PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ----------------------------------------------------------------------------------
                                                                                       CLASS A
                                                ----------------------------------------------------------------------------------
                                                                               Year Ended December 31,
                                                ----------------------------------------------------------------------------------
                                                   2000              1999              1998             1997               1996
                                                ----------        ----------        ----------        ----------        ----------
Net asset value, beginning of period .....      $    17.13        $    16.33        $    14.38        $    12.74        $    11.87
                                                ----------        ----------        ----------        ----------        ----------
Income From Investment Operations
Net investment income (a)(b) .............             .38               .35               .26               .23               .24
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ...........................            (.67)             2.08              3.03              1.83               .72
                                                ----------        ----------        ----------        ----------        ----------
Net increase (decrease) in net asset value
  from operations ........................            (.29)             2.43              3.29              2.06               .96
                                                ----------        ----------        ----------        ----------        ----------
Less: Dividends and Distributions
Dividends from net investment income .....            (.37)             (.29)             (.18)             (.20)             (.07)
Distributions from net realized gains ....           (3.60)            (1.34)            (1.16)             (.22)             (.02)
                                                ----------        ----------        ----------        ----------        ----------
Total dividends and distributions ........           (3.97)            (1.63)            (1.34)             (.42)             (.09)
                                                ----------        ----------        ----------        ----------        ----------
Net asset value, end of period ...........      $    12.87        $    17.13        $    16.33        $    14.38        $    12.74
                                                ==========        ==========        ==========        ==========        ==========
Total Return
Total investment return based on
  net asset value (c) ....................           (2.26)%           16.28%            23.68%            16.34%             8.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $   14,536        $   18,929        $   21,028        $   16,600        $   10,709
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements .......................             .95%              .95%              .94%              .95%              .95%
  Expenses, before waivers and
    reimbursements .......................            1.98%             1.47%             1.68%             1.70%             1.85%
  Net investment income (a) ..............            2.58%             2.19%             1.71%             1.72%             2.01%
Portfolio turnover rate ..................              57%              110%              100%              164%              160%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Variable Products Series Fund
================================================================================

To the Shareholders and Board of Directors
Growth Investors Portfolio
Alliance Variable Products Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Growth Investors Portfolio (the "Portfolio"), a series of Alliance Variable Products Series Fund, Inc., as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Investors Portfolio, a series of Alliance Variable Products Series Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
February 1, 2001

FEDERAL INCOME TAX INFORMATION (unaudited)
================================================================================

The Portfolio hereby designates $2,870,573 as long-term capital gain distributions during the taxable year ended December 31, 2000.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Matthew Bloom, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Greg Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Frank Caruso, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
Alan E. Levi, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kenneth D. Smalley, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue New
York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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